Revenues	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenues
12.	Revenues
The following table presents the disaggregation of revenue from contracts with the customers:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues - Products
Air mobility solutions	—	2,122	85,222	12,241
Smart city management solutions	1,229	30,455	4,441	638
Aerial media solutions	—	—	469	68
Others	12,269	1,648	711	102

Subtotal-Products	13,498	34,225	90,843	13,049

Revenues - Services
Aerial media solutions	18,197	31,275	30,277	4,348
Air mobility solutions	—	987	694	100

Subtotal-Services	18,197	32,262	30,971	4,448

Total Revenues	31,695	66,487	121,814	17,497

Payment terms
For its Air mobility solutions and Aerial media solutions, the Group typically receives a portion of payments upfront and the remaining amounts are typically due within three to six months. Regarding the Smart city management solutions, the timing of billing varies depending on contractual payment schedules with milestone billings and the completion of the quality-assurance warranty period. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts do not include a significant financing component.
Contract balances
Contract assets include Accounts receivable, Unbilled revenue and Cost and estimated earnings in excess of billings. Accounts receivable represent the billed and unbilled amounts related to the Company’s rights to consideration as performance obligations are satisfied and the rights to payment become unconditional but for the passage of time. Unbilled revenue and Cost and estimated earnings in excess of billings represent the Group’s conditional rights to consideration in exchange for goods and services that the Group has transferred to customers.
In 2019, the significant increase in Accounts receivable was due to more sales of passenger-grade AAVs during 2019, the increase in the Unbilled revenue was primarily due to services provided in Aerial media solution, and the decrease in Cost and estimated earnings in excess of billings was due to billings made according to the pre-determined billing terms for two command-and-control centers. Impairment to contract assets for the periods presented were immaterial.
Contract liabilities represent payments received from customers for which the corresponding products or services have not yet been transferred to customers. In 2019, the significant increase in Contract liabilities was primarily contributed by the upfront payment received under a new contract for building a command-and-control center that was in excess of revenue recognized as of December 31, 2019. Revenue recognized for the year ended December 31, 2019 that was included in contract liabilities at January 1, 2019 was

RMB
5,192
(US$
746
).